Deferred Tax Balances - Summary of Composition of Unrecognised Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Unrecognised deferred tax assets
Tax losses and tax credits	$ 4,088	$ 3,720
Total unrecognised deferred tax assets	10,659	10,215
Unrecognised deferred tax liabilities
Total unrecognised deferred tax liabilities	2,999	2,912
Investments, including foreign tax credits [member]
Unrecognised deferred tax assets
Temporary differences	1,575	1,656
Unrecognised deferred tax liabilities
Investments in subsidiaries	2,375	2,253
Australian petroleum resource rent tax [member]
Unrecognised deferred tax assets
Temporary differences	2,079	2,197
Unrecognised deferred tax liabilities
Future taxable temporary differences relating to unrecognised deferred tax asset for PRRT	624	659
Mineral rights [member]
Unrecognised deferred tax assets
Temporary differences	2,244	2,230
Other [member]
Unrecognised deferred tax assets
Temporary differences	$ 673	$ 412